Fair Value Measurements (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent earnout, discount rate	41.20%	41.20%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated annual revenues	$ 1.5	$ 1.5
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated annual revenues	$ 6.1	$ 6.1